Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Feb. 09, 2021	Sep. 30, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Granted Term			45 days
Initial Public Offering
Loss Contingencies [Line Items]
Number of units issued	41,400,000
Deferred fee per unit			$ 0.20
Aggregate underwriter cash discount			$ 8.3
Underwriting cash discount per unit			$ 0.35
Underwriter cash discount			$ 14.5
Over-allotment option
Loss Contingencies [Line Items]
Number of units issued	5,400,000	5,400,000	5,400,000
Deferred fee per unit		$ 0.20
Aggregate underwriter cash discount		$ 8.3
Underwriting cash discount per unit		$ 0.35
Underwriter cash discount		$ 14.5